Consolidated income statement - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2022	Sep. 30, 2021	Mar. 31, 2021
Interest income:
Calculated using the effective interest rate method	$ 10,109	$ 10,721	$ 11,411
Calculated using the effective interest rate method, percentage movement from prior period	(6.00%)
Calculated using the effective interest rate method, percentage movement from same period in prior year	(11.00%)
Other	$ 96	123	23
Other, percentage movement from prior period	(22.00%)
Total interest income	$ 10,205	10,844	11,434
Total interest income, percentage movement from prior period	(6.00%)
Total interest income, percentage movement from same period in prior year	(11.00%)
Interest expense	$ (1,917)	(2,334)	(3,086)
Interest expense, percentage movement from prior period	(18.00%)
Interest expense, percentage movement from same period of prior year	(38.00%)
Net interest income	$ 8,288	8,510	8,348
Net interest income, percentage movement from prior period	(3.00%)
Net interest income, percentage movement from same period of prior year	(1.00%)
Net fee income	$ 845	782	700
Net fee income, percentage movement from prior period	8.00%
Net fee income, percentage movement from same period of prior year	21.00%
Net wealth management and insurance income	$ 401	613	598
Net wealth management and insurance income, percentage movement from prior period	(35.00%)
Net wealth management and insurance income, percentage movement from same period of prior year	(33.00%)
Trading income	$ 343	277	442
Trading income, percentage movement from prior period	24.00%
Trading income, percentage movement from same period in prior year	(22.00%)
Other income	$ 353	354	598
Other income, percentage movement from same period of prior year	(41.00%)
Net operating income before operating expenses and impairment charges	$ 10,230	10,536	10,686
Net operating income before operating expenses and impairment charges, percentage movement from prior period	(3.00%)
Net operating income before operating expenses and impairment charges, percentage movement from same period of prior year	(4.00%)
Operating expenses	$ (5,373)	(7,314)	(5,997)
Operating expenses, percentage movement from prior period	(27.00%)
Operating expenses, percentage movement from same period of prior year	(10.00%)
Impairment (charges)/benefits	$ (139)	218	372
Profit before income tax expense	$ 4,718	3,440	5,061
Profit before income tax expense, percentage movement from prior period	37.00%
Profit before income tax expense, percentage movement from same period of prior year	(7.00%)
Income tax expense	$ (1,434)	(1,422)	(1,616)
Income tax expense, percentage movement from prior period	1.00%
Income tax expense, percentage movement from same period of prior year	(11.00%)
Net profit	$ 3,284	2,018	3,445
Net profit, percentage movement from prior period	63.00%
Net profit, percentage movement from same period of prior year	(5.00%)
Net profit attributable to non-controlling interests (NCI)	$ (4)	(3)	(2)
Net profit attributable to non-controlling interests (NCI), percentage movement from prior period	33.00%
Net profit attributable to non-controlling interests (NCI), percentage movement from same period of prior year	100.00%
Net profit attributable to owners of Westpac Banking Corporation (WBC)	$ 3,280	$ 2,015	$ 3,443
Net profit attributable to owners of Westpac Banking Corporation (WBC), percentage movement from prior period	63.00%
Net profit attributable to owners of Westpac Banking Corporation (WBC), percentage movement from same period of prior year	(5.00%)
Earnings per share (cents)
Basic	$ 0.905	$ 0.549	$ 0.945
Basic, percentage movement from prior period	65.00%
Basic, percentage movement from same period of prior year	(4.00%)
Diluted	$ 0.857	$ 0.532	$ 0.864
Diluted, percentage movement from prior period	61.00%
Diluted, percentage movement from same period of prior year	(1.00%)